VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—11.1%
Tennessee Valley Authority 1.500%, 9/15/31	$ 2,450	$ 2,083
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,485
2.250%, 2/15/52	4,339	3,571
U.S. Treasury Notes
0.125%, 11/30/22	8,300	8,224
0.375%, 4/15/24	400	382
2.625%, 5/31/27	5,025	4,930
2.875%, 5/15/32	4,187	4,140
Total U.S. Government Securities (Identified Cost $26,396)		25,815

Mortgage-Backed Securities—9.2%
Agency—8.2%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	820
Federal National Mortgage Association ACES
2021-M1S, A2 1.429%, 12/25/30(1)	2,000	1,681
2021-M3G, A2 1.292%, 1/25/31(1)	1,000	826
2021-M2G, A2 1.421%, 3/25/31(1)	1,000	833
2021-M2S, A2 1.867%, 10/25/31(1)	1,000	858
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	784	735
Pool #784648 3.000%, 11/20/48	1,681	1,590
Pool #BV0838 2.500%, 8/20/50	4,726	4,294
Pool #MA6985 2.000%, 11/20/50	1,078	941
Pool #MA7366 2.000%, 5/20/51	1,970	1,755
Pool #CK8204 3.000%, 2/20/52	4,964	4,660
		18,993

Non-Agency—1.0%
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(2)	1,250	1,034
	Par Value	Value

Non-Agency—continued
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(2)	$ 1,500	$ 1,296
		2,330

Total Mortgage-Backed Securities (Identified Cost $24,561)		21,323

Asset-Backed Securities—7.1%
Agency—3.2%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,323	1,279
2020-20G, 1 1.030%, 7/1/40	2,021	1,743
2020-25L, 1 1.210%, 12/1/45	1,339	1,138
2021-25A, 1 1.280%, 1/1/46	2,972	2,556
2021-25B, 1 1.340%, 2/1/46	589	513
2021-25I, 1 1.560%, 9/1/46	245	215
		7,444

Automobiles—1.2%
Ally Auto Receivables Trust 2019-4, A3 1.840%, 6/17/24	253	253
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	443	441
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	500	490
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(2)	750	724
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	1,000	962
		2,870

Collateralized Loan Obligations—1.3%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 2.391%, 5/15/30(1)(2)	1,825	1,795
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 2.174%, 4/15/34(1)(2)	1,220	1,164
		2,959

	Par Value	Value

Consumer Loans—0.6%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(2)	$ 500	$ 433
2022-S1, A 144A 4.130%, 5/14/35(2)	1,000	985
		1,418

Credit Card—0.4%
Citibank Credit Card Issuance Trust 2018-A2, A2 (1 month LIBOR + 0.330%) 1.942%, 1/20/25(1)	1,000	1,001
Equipment—0.2%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(2)	330	316
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	471
Total Asset-Backed Securities (Identified Cost $17,946)		16,479

Corporate Bonds and Notes—15.3%
Aerospace & Defense—0.2%
BAE Systems plc
144A 3.400%, 4/15/30(2)	30	27
144A 1.900%, 2/15/31(2)	200	161
Raytheon Technologies Corp.
7.200%, 8/15/27	93	104
7.000%, 11/1/28	75	85
3.030%, 3/15/52	200	149
		526

Airlines—0.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(2)	86	89
144A 5.500%, 4/20/26(2)	150	138
Delta Air Lines, Inc.
144A 7.000%, 5/1/25(2)	255	258
144A 4.750%, 10/20/28(2)	113	107
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(2)	480	472
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	201	170
		1,234

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC 4.687%, 6/9/25	215	203
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Auto Manufacturers—continued
General Motors Co. 5.150%, 4/1/38	$ 290	$ 253
		456

Banks—4.2%
Bank of America Corp.
2.456%, 10/22/25	425	405
2.972%, 2/4/33	359	306
Series RR 4.375%(3)	255	212
BNP Paribas S.A. 144A 1.675%, 6/30/27(2)	200	176
Citigroup, Inc. 1.281%, 11/3/25	1,100	1,021
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	750	662
Deutsche Bank AG 6.000%	400	345
First Horizon Corp. 4.000%, 5/26/25	293	288
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	330	300
Huntington Capital Trust I (3 month LIBOR + 0.700%) 1.986%, 2/1/27(1)	220	204
Huntington National Bank (The) 4.552%, 5/17/28	490	487
JPMorgan Chase & Co.
3.328%, 4/22/52	135	103
Series U (3 month LIBOR + 0.950%) 2.236%, 2/2/37(1)	520	432
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	2,000	1,832
Morgan Stanley
0.864%, 10/21/25	560	517
4.210%, 4/20/28	250	244
NatWest Group plc 2.359%, 5/22/24	435	427
PNC Financial Services Group, Inc. (The) 6.000% (3)	240	230
Popular, Inc. 6.125%, 9/14/23	340	343
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	408
SVB Financial Group Series E 4.700% (3)	210	157
Truist Financial Corp. 1.267%, 3/2/27	400	358
	Par Value	Value

Banks—continued
Wells Fargo & Co. 3.350%, 3/2/33	$ 360	$ 319
		9,776

Biotechnology—0.0%
Amgen, Inc. 3.000%, 2/22/29	82	76
Chemicals—0.1%
Air Products & Chemicals, Inc. 2.800%, 5/15/50	141	106
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	245	222
		328

Commercial Services—0.4%
Experian Finance plc 144A 2.750%, 3/8/30(2)	200	176
Massachusetts Institute of Technology 5.600%, 7/1/2111	175	210
PayPal Holdings, Inc. 5.050%, 6/1/52	405	402
President & Fellows of Harvard College 4.875%, 10/15/40	135	144
		932

Computers—0.2%
Apple, Inc.
3.450%, 2/9/45	250	217
2.700%, 8/5/51	250	187
Leidos, Inc. 7.125%, 7/1/32	33	36
		440

Cosmetics & Personal Care—0.1%
GSK Consumer Healthcare Capital U.S. LLC 144A 3.375%, 3/24/27(2)	250	239
Diversified Financial Services—1.2%
AerCap Ireland Capital DAC
3.500%, 1/15/25	150	143
3.000%, 10/29/28	467	394
American Express Co.
4.050%, 5/3/29	560	549
8.150%, 3/19/38	105	139
Charles Schwab Corp. (The) (SOFR + 1.050%) 2.433%, 3/3/27(1)	750	738
Discover Financial Services 4.100%, 2/9/27	190	182
Intercontinental Exchange, Inc.
4.000%, 9/15/27	230	226
4.950%, 6/15/52	120	118
	Par Value	Value

Diversified Financial Services—continued
Synchrony Financial 4.375%, 3/19/24	$ 375	$ 373
		2,862

Electric Utilities—1.7%
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(2)	102	86
Dominion Energy, Inc.
Series C 4.350%(3)	309	254
Series C 2.250%, 8/15/31	200	164
DTE Electric Co. Series A 4.050%, 5/15/48	120	109
Duke Energy Florida LLC
2.500%, 12/1/29	143	127
2.400%, 12/15/31	250	214
Duke Energy Progress LLC 3.450%, 3/15/29	330	314
Edison International Series B 5.000% (3)	248	197
Jersey Central Power & Light Co.
6.150%, 6/1/37	270	288
144A 2.750%, 3/1/32(2)	106	90
MidAmerican Energy Co. 4.250%, 7/15/49	50	46
Narragansett Electric Co. (The) 144A 5.638%, 3/15/40(2)	203	214
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(2)	255	210
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	240	199
Northern States Power Co. 4.500%, 6/1/52	90	89
Pacific Gas & Electric Co.
4.500%, 12/15/41	25	18
4.950%, 7/1/50	215	172
PacifiCorp. 2.900%, 6/15/52	30	22
Pennsylvania Electric Co.
6.150%, 10/1/38	95	102
144A 4.150%, 4/15/25(2)	327	321
Sempra Energy 4.125%, 4/1/52	202	162
Southern California Edison Co.
2.750%, 2/1/32	132	112
3.900%, 12/1/41	140	113
Virginia Electric & Power Co. Series A 3.800%, 4/1/28	145	142
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Electric Utilities—continued
Wisconsin Public Service Corp. 2.850%, 12/1/51	$ 133	$ 97
		3,862

Entertainment—0.2%
Magallanes, Inc. 144A 5.050%, 3/15/42(2)	510	434
Equity Real Estate Investment Trusts (REITs)—0.5%
Alexandria Real Estate Equities, Inc.
2.000%, 5/18/32	77	61
3.550%, 3/15/52	270	202
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	366
Crown Castle International Corp. 3.300%, 7/1/30	296	261
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	395	332
		1,222

Food & Beverage—0.2%
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	380	314
PepsiCo, Inc. 2.875%, 10/15/49	200	159
		473

Healthcare-Products—0.1%
PerkinElmer, Inc. 2.250%, 9/15/31	262	207
Healthcare-Services—0.1%
Centene Corp. 2.450%, 7/15/28	308	257
Insurance—0.8%
Athene Global Funding 144A 3.205%, 3/8/27(2)	135	123
Chubb INA Holdings, Inc. 3.050%, 12/15/61	149	106
Corebridge Financial, Inc. 144A 3.650%, 4/5/27(2)	260	244
Global Atlantic Fin Co. 144A 3.125%, 6/15/31(2)	755	601
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(2)	345	332
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(2)	215	237
New York Life Insurance Co. 144A 4.450%, 5/15/69(2)	80	68
	Par Value	Value

Insurance—continued
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(2)	$ 188	$ 156
		1,867

Internet—0.3%
Amazon.com, Inc. 3.300%, 4/13/27	390	382
Netflix, Inc.
4.875%, 4/15/28	275	259
5.875%, 11/15/28	87	85
		726

Iron & Steel—0.0%
ArcelorMittal S.A. 7.000%, 10/15/39	75	76
Media—0.3%
Charter Communications Operating LLC 5.375%, 4/1/38	145	129
Paramount Global
3.450%, 10/4/26	180	173
6.375%, 3/30/62	345	308
Walt Disney Co. (The) 3.500%, 5/13/40	160	136
		746

Miscellaneous Manufacturing—0.2%
GE Capital Funding LLC 4.550%, 5/15/32	209	202
Parker-Hannifin Corp. 4.250%, 9/15/27	210	208
		410

Multi-National—0.9%
International Bank for Reconstruction & Development (SOFR + 0.370%) 1.526%, 2/11/31(1)	2,000	2,003
Oil, Gas & Consumable Fuels—0.8%
Boston Gas Co. 144A 3.150%, 8/1/27(2)	480	446
BP Capital Markets America, Inc. 3.060%, 6/17/41	112	87
Continental Resources, Inc. 144A 2.875%, 4/1/32(2)	158	123
EQT Corp. 144A 3.125%, 5/15/26(2)	370	347
Hess Corp. 7.125%, 3/15/33	180	200
Lundin Energy Finance B.V. 144A 3.100%, 7/15/31(2)	265	219
Marathon Petroleum Corp. 5.850%, 12/15/45	85	81
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Occidental Petroleum Corp. 8.000%, 7/15/25	$ 180	$ 190
Petroleos Mexicanos 6.700%, 2/16/32	67	51
		1,744

Paper & Forest Products—0.1%
Suzano Austria GmbH 3.750%, 1/15/31	190	153
Pharmaceuticals—0.1%
CVS Health Corp.
4.300%, 3/25/28	87	86
2.700%, 8/21/40	285	206
		292

Pipelines—0.6%
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	205	239
Energy Transfer LP
6.500%, 2/1/42	150	150
Series G 7.125%(3)	215	185
Series H 6.500%(3)	100	88
NGPL PipeCo LLC
144A 3.250%, 7/15/31(2)	80	67
144A 7.768%, 12/15/37(2)	60	65
Northern Natural Gas Co. 144A 3.400%, 10/16/51(2)	109	81
Plains All American Pipeline LP Series B 6.125% (3)	175	124
Targa Resources Partners LP
6.875%, 1/15/29	152	155
5.500%, 3/1/30	285	272
		1,426

Retail—0.1%
Lowe’s Cos., Inc. 4.250%, 4/1/52	150	130
Semiconductors—0.4%
Broadcom, Inc. 144A 3.137%, 11/15/35(2)	377	286
NXP B.V. 2.500%, 5/11/31	660	542
		828

Software—0.4%
Autodesk, Inc. 2.400%, 12/15/31	442	361
Microsoft Corp.
3.500%, 11/15/42	275	243
2.525%, 6/1/50	170	125
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Oracle Corp. 2.950%, 4/1/30	$ 370	$ 316
		1,045

Telecommunications—0.3%
T-Mobile USA, Inc. 2.875%, 2/15/31	148	123
Verizon Communications, Inc.
4.400%, 11/1/34	205	196
2.650%, 11/20/40	360	264
		583

Water Utilities—0.1%
American Water Capital Corp. 4.450%, 6/1/32	285	283
Total Corporate Bonds and Notes (Identified Cost $40,410)		35,636

	Shares
Preferred Stock—0.0%
Insurance—0.0%
Fubon Financial Holding Co. Ltd.(4)	765	2
Total Preferred Stock (Identified Cost $1)		2

Common Stocks—12.4%
Aerospace & Defense—0.0%
Northrop Grumman Corp.	171	82
Air Freight & Logistics—0.1%
SG Holdings Co. Ltd.	2,600	44
United Parcel Service, Inc. Class B	427	78
		122

Airlines—0.0%
Alaska Air Group, Inc.(4)	508	20
Auto Components—0.0%
Cie Generale des Etablissements Michelin SCA	660	18
NGK Spark Plug Co., Ltd.	900	16
		34

Automobiles—0.0%
Astra International Tbk PT	89,300	40
Nissan Motor Co. Ltd.	7,200	28
Toyota Motor Corp.	1,100	17
		85

	Shares	Value

Banks—0.4%
Bank of China Ltd. Class H(4)	375,000	$ 150
Bank of Communications Co., Ltd. Class H	143,000	99
BDO Unibank, Inc.	15,790	32
China CITIC Bank Corp. Ltd. Class H	108,000	48
China Construction Bank Corp. Class H	154,000	104
CTBC Financial Holding Co., Ltd.	70,000	59
E.Sun Financial Holding Co., Ltd.	30,850	30
HDFC Bank Ltd. ADR	1,584	87
Hong Leong Financial Group Bhd	4,800	20
ICICI Bank Ltd. Sponsored ADR	2,203	39
Japan Post Bank Co., Ltd.	13,400	104
Mizuho Financial Group, Inc.	10,400	118
Postal Savings Bank of China Co., Ltd. Class H	28,000	22
RHB Bank Bhd	30,700	40
Tisco Financial Group PCL Foreign Shares	11,100	28
Yapi ve Kredi Bankasi AS(4)	32,197	8
		988

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,713	22
Coca-Cola Co. (The)	2,108	133
PepsiCo, Inc.	919	153
Suntory Beverage & Food Ltd.	1,300	49
		357

Biotechnology—0.6%
3SBio, Inc.	23,500	19
Amgen, Inc.	393	96
BioNTech SE ADR	207	31
Gilead Sciences, Inc.	5,568	344
Incyte Corp.(4)	2,068	157
Regeneron Pharmaceuticals, Inc. Registered shares(4)	631	373
Vertex Pharmaceuticals, Inc.(4)	1,288	363
Vir Biotechnology, Inc.(4)	485	12
		1,395

Building Products—0.0%
Nichias Corp.	502	8
Capital Markets—0.1%
Carlyle Secured Lending, Inc.	1,224	15
China Galaxy Securities Co. Ltd. Class H	38,000	22
China International Capital Corp. Ltd. Class H	18,400	39
Daiwa Securities Group, Inc.	4,600	21
Nasdaq, Inc.	438	67
	Shares	Value

Capital Markets—continued
Samsung Securities Co. Ltd.	1,311	$ 34
		198

Chemicals—0.5%
Air Products & Chemicals, Inc.	1,089	262
Albemarle Corp.	1,319	276
Daicel Corp.	6,100	38
Kuraray Co. Ltd.	5,900	47
Linde plc	789	227
Lintec Corp.	500	8
Petronas Chemicals Group Bhd	27,500	56
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	3,361	281
		1,195

Commercial Services & Supplies—0.3%
Okamura Corp.	700	6
Republic Services, Inc. Class A	2,446	320
Waste Connections, Inc.	1,237	153
Waste Management, Inc.	1,860	285
		764

Communications Equipment—0.2%
Cisco Systems, Inc.	5,948	254
Motorola Solutions, Inc.	337	71
Nokia Oyj	6,109	28
Telefonaktiebolaget LM Ericsson Class B	885	6
		359

Construction & Engineering—0.1%
Greentown Management Holdings Co. Ltd.	26,000	20
Mirait one Corp.	2,300	27
Okumura Corp.	1,600	36
Sumitomo Densetsu Co., Ltd.	700	13
Xinte Energy Co. Ltd. Class H	8,000	24
		120

Diversified Consumer Services—0.0%
Service Corp. International	1,043	72
Stride, Inc.(4)	836	34
		106

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. Class B(4)	337	92
Far East Horizon Ltd.	17,000	14
Yuanta Financial Holding Co., Ltd.	30,000	20
		126

See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Diversified Telecommunication Services—0.8%
AT&T, Inc.	6,455	$ 135
BT Group plc	3,903	9
Deutsche Telekom AG Registered Shares	15,201	302
Elisa Oyj	2,239	126
Koninklijke KPN NV	20,862	74
KT Corp. Sponsored ADR	3,340	47
Magyar Telekom Telecommunications plc ADR	27,834	23
Nippon Telegraph & Telephone Corp.	9,788	281
NOS SGPS S.A	11,785	47
Orange S.A.(4)	8,952	105
PCCW Ltd.	94,000	50
Proximus SADP	2,691	40
Sarana Menara Nusantara Tbk PT	265,200	20
Swisscom AG Registered Shares	132	73
Telefonica Brasil S.A ADR	2,629	24
Telekom Austria AG(4)	2,708	18
Verizon Communications, Inc.	9,991	507
		1,881

Electric Utilities—0.5%
American Electric Power Co., Inc.	2,000	192
Duke Energy Corp.	1,175	126
FirstEnergy Corp.	987	38
Hawaiian Electric Industries, Inc.	1,228	50
Iberdrola S.A.	3,343	35
NextEra Energy, Inc.	4,194	325
Portland General Electric Co.	1,062	51
Power Assets Holdings Ltd.	14,000	88
Shikoku Electric Power Co., Inc.	6,900	40
Southern Co. (The)	355	25
Xcel Energy, Inc.	3,192	226
		1,196

Electrical Equipment—0.4%
Bloom Energy Corp. Class A(4)	12,608	208
Generac Holdings, Inc.(4)	1,055	222
Plug Power, Inc.(4)	11,343	188
Sunrun, Inc.(4)	6,149	144
Vestas Wind Systems A/S	10,100	213
		975

Electronic Equipment, Instruments & Components—0.1%
Canon Marketing Japan, Inc.	700	15
China Railway Signal & Communication Corp. Ltd. Class H	54,000	18
	Shares	Value

Electronic Equipment, Instruments & Components—continued
Gold Circuit Electronics Ltd.	12,000	$ 31
Hon Hai Precision Industry Co. Ltd. Registered Shares, GDR	4,653	34
Keysight Technologies, Inc.(4)	602	83
Kingboard Holdings Ltd.	2,500	9
Synnex Technology International Corp.	12,000	21
		211

Energy Equipment & Services—0.2%
Baker Hughes Co.	8,120	234
Schlumberger N.V.	6,416	230
		464

Entertainment—0.1%
Activision Blizzard, Inc.	704	55
Electronic Arts, Inc.	149	18
GungHo Online Entertainment, Inc.	600	11
Koei Tecmo Holdings Co. Ltd.	1,900	61
Take-Two Interactive Software, Inc.(4)	542	67
Warner Music Group Corp. Class A	1,406	34
		246

Equity Real Estate Investment—0.4%
American Tower Corp.	280	72
Apartment Income REIT Corp.	1,237	51
Crown Castle International Corp.	932	157
CubeSmart	1,330	57
Dexus	7,610	47
Equity Residential	1,023	74
ESR-LOGOS REIT	21,097	6
Extra Space Storage, Inc.	617	105
Killam Apartment Real Estate Investment Trust	1,203	16
Life Storage, Inc. REIT	221	25
Public Storage	835	261
STAG Industrial, Inc.	1,281	39
		910

Food & Staples Retailing—0.7%
Albertsons Cos., Inc. Class A	294	8
Carrefour S.A.	3,671	65
Casey’s General Stores, Inc.	183	34
Costco Wholesale Corp.	356	171
Empire Co., Ltd. Class A	2,214	68
Etablissements Franz Colruyt N.V.	1,397	38
J Sainsbury plc	21,456	53
Kesko Oyj Class B	2,560	60
Koninklijke Ahold Delhaize N.V.	6,283	164
Kroger Co. (The)	3,131	148
	Shares	Value

Food & Staples Retailing—continued
Lawson, Inc.	1,500	$ 50
Loblaw Cos., Ltd.	1,790	162
Seven & i Holdings Co., Ltd.	1,500	58
Sheng Siong Group Ltd.	25,500	28
Sumber Alfaria Trijaya Tbk PT	660,500	91
Tesco plc	15,498	48
Walmart, Inc.	2,191	266
		1,512

Food Products—0.6%
China Mengniu Dairy Co., Ltd.(4)	6,000	30
Dali Foods Group Co. Ltd.	34,000	18
Flowers Foods, Inc.	1,975	52
General Mills, Inc.	1,053	79
Hershey Co. (The)	1,402	302
Hormel Foods Corp.	1,718	81
Indofood CBP Sukses Makmur Tbk PT	57,800	37
John B Sanfilippo & Son, Inc.	314	23
Kewpie Corp.	2,200	37
Kraft Heinz Co. (The)	207	8
MEIJI Holdings Co. Ltd.	1,500	74
Mondelez International, Inc. Class A	1,889	117
Morinaga Milk Industry Co., Ltd.	900	32
Nestle S.A. Registered Shares	1,377	161
Nissin Foods Holdings Co. Ltd.	1,000	69
PPB Group Bhd	6,400	23
Sanderson Farms, Inc.	284	61
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	—
Thai Union Group PCL Foreign Shares	37,700	18
Toyo Suisan Kaisha Ltd.	2,400	94
Uni-President China Holdings Ltd.	15,000	13
Yakult Honsha Co., Ltd.	200	12
		1,341

Gas Utilities—0.1%
Northwest Natural Holding Co.	1,038	55
Osaka Gas Co., Ltd.	4,000	77
Tokyo Gas Co. Ltd.	3,300	68
		200

Healthcare Equipment & Supplies—0.2%
Abbott Laboratories	1,449	157
Becton Dickinson and Co.	192	47
BioMerieux	166	16
Getinge AB Class B	1,801	42
Hogy Medical Co. Ltd.	200	4
IDEXX Laboratories, Inc.(4)	138	48
Masimo Corp.(4)	111	15
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
QuidelOrtho Corp.(4)	777	$ 76
ResMed, Inc.	339	71
		476

Healthcare Providers & Services—0.3%
CVS Health Corp.	326	30
EBOS Group Ltd.	810	20
Elevance Health, Inc.	187	90
Galenica AG	608	47
Humana, Inc.	150	70
IHH Healthcare Bhd	16,600	24
Laboratory Corp. of America Holdings	280	66
Medipal Holdings Corp.	2,400	34
Premier, Inc. Class A	1,431	51
Quest Diagnostics, Inc.	482	64
Sinopharm Group Co., Ltd. Class H	9,200	22
UnitedHealth Group, Inc.	243	125
		643

Hotels, Restaurants & Leisure—0.1%
MakeMyTrip Ltd.(4)	519	13
McDonald’s Corp.	643	159
		172

Household Durables—0.0%
Sekisui House Ltd.	3,200	56
Household Products—0.2%
Church & Dwight Co., Inc.	530	49
Colgate-Palmolive Co.	263	21
Procter & Gamble Co. (The)	2,185	314
		384

Independent Power Producers & Energy Traders—0.1%
Concord New Energy Group Ltd.(4)	400,000	40
Sunnova Energy International, Inc.(4)	8,486	156
		196

Industrial Conglomerates—0.0%
CITIC Ltd.	64,000	65
DCC plc	637	39
		104

Insurance—0.3%
Assicurazioni Generali SpA	3,074	49
Chubb Ltd.	409	80
Cincinnati Financial Corp.	173	21
Fubon Financial Holding Co., Ltd.(4)	33,557	67
Genworth Financial, Inc. Class A(4)	10,649	38
Hyundai Marine & Fire Insurance Co. Ltd.	1,980	47
Intact Financial Corp.	311	44
Japan Post Holdings Co., Ltd.	18,000	129
	Shares	Value

Insurance—continued
Marsh & McLennan Cos., Inc.	499	$ 77
Willis Towers Watson plc	202	40
		592

Interactive Media & Services—0.0%
Alphabet, Inc. Class A(4)	49	107
Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc.(4)	900	96
eBay, Inc.	721	30
		126

IT Services—0.3%
Accenture plc Class A	323	90
Akamai Technologies, Inc.(4)	261	24
Amdocs Ltd.	556	46
Automatic Data Processing, Inc.	470	99
Digital China Holdings Ltd.	33,000	16
Mastercard, Inc. Class A	138	43
Paychex, Inc.	1,937	221
SS&C Technologies Holdings, Inc.	1,013	59
VeriSign, Inc.(4)	855	143
Visa, Inc. Class A	334	66
		807

Life Sciences Tools & Services—0.2%
Bio-Rad Laboratories, Inc. Class A(4)	123	61
Danaher Corp.	719	182
Thermo Fisher Scientific, Inc.	184	100
West Pharmaceutical Services, Inc.	532	161
		504

Machinery—0.1%
Chart Industries, Inc.(4)	1,599	267
Fluidra S.A.	1,618	33
		300

Marine—0.1%
Kuehne + Nagel International AG Registered Shares	506	120
Media—0.0%
Comcast Corp. Class A	1,288	50
Nippon Television Holdings, Inc.	1,300	12
		62

Metals & Mining—0.4%
Agnico Eagle Mines Ltd.	545	25
Dundee Precious Metals, Inc.	8,500	42
First Quantum Minerals, Ltd.	8,989	170
Franco-Nevada Corp.	1,099	145
Gold Fields Ltd.	3,387	32
Jinchuan Group International Resources Co. Ltd.	48,000	6
	Shares	Value

Metals & Mining—continued
Maruichi Steel Tube Ltd.	2,400	$ 51
Newmont Corp.	3,838	229
Norsk Hydro ASA	30,276	169
Vale S.A. Sponsored ADR	882	13
Wesdome Gold Mines Ltd.(4)	2,327	20
Yamato Kogyo Co. Ltd.	1,800	60
		962

Multiline Retail—0.2%
Dollar General Corp.	1,027	252
Target Corp.	1,108	157
		409

Multi-Utilities—0.3%
CMS Energy Corp.	1,768	119
Consolidated Edison, Inc.	1,764	168
Dominion Energy, Inc.	935	75
Hera SpA	3,885	11
NiSource, Inc.	2,113	62
WEC Energy Group, Inc.	1,632	164
		599

Oil, Gas & Consumable Fuels—0.3%
California Resources Corp.	1,793	69
Cheniere Energy, Inc.	1,839	245
Cosmo Energy Holdings Co., Ltd.	1,900	53
MOL Hungarian Oil & Gas plc	387	3
PTT PCL Foreign Shares	11,800	11
Repsol S.A.	2,011	30
Topaz Energy Corp.	2,177	34
Valero Energy Corp.	2,362	251
		696

Paper & Forest Products—0.0%
Hokuetsu Corp.	2,000	10
Pharmaceuticals—0.9%
AstraZeneca plc	556	73
Bristol-Myers Squibb Co.	2,148	165
Eli Lilly & Co.	1,192	386
Euroapi S.A.(4)	52	1
Johnson & Johnson	589	105
Merck & Co., Inc.	3,979	363
Merck KGaA	298	50
Novartis AG Registered Shares	1,708	145
Novo Nordisk A/S Class B	1,686	187
Ono Pharmaceutical Co. Ltd.	3,300	85
Pfizer, Inc.	3,862	203
Roche Holding AG	612	204
Sanofi	1,217	123
Zoetis, Inc. Class A	404	69
		2,159

Professional Services—0.1%
Booz Allen Hamilton Holding Corp. Class A	875	79
Equifax, Inc.	199	36
Heidrick & Struggles International, Inc.	1,254	41
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Professional Services—continued
Thomson Reuters Corp.	1,036	$ 108
		264

Real Estate Management & Development—0.0%
Gemdale Properties & Investment Corp. Ltd.	124,000	11
LEG Immobilien SE	507	42
		53

Road & Rail—0.0%
Senko Group Holdings Co., Ltd.	5,404	35
Semiconductors & Semiconductor Equipment—0.4%
Alphawave IP Group plc(4)	7,715	13
ASE Technology Holding Co. Ltd. ADR	9,862	51
Enphase Energy, Inc.(4)	1,578	308
Hua Hong Semiconductor Ltd.(4)	5,000	18
Intel Corp.	424	16
Malaysian Pacific Industries Bhd	7,200	46
Megachips Corp.	300	7
Novatek Microelectronics Corp.	1,000	10
QUALCOMM, Inc.	326	42
Silicon Motion Technology Corp. ADR	392	33
SolarEdge Technologies, Inc.(4)	1,030	282
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	1,429	117
Unisem M Bhd	16,200	8
United Microelectronics Corp.	49,000	64
		1,015

Software—0.4%
Adobe, Inc. (4)	263	96
Asseco Poland S.A.	2,183	37
Cadence Design Systems, Inc.(4)	160	24
Check Point Software Technologies Ltd.(4)	78	9
Descartes Systems Group, Inc. (The)(4)	728	45
Intuit, Inc.	212	82
Microsoft Corp.	932	239
Oracle Corp.	2,572	180
ServiceNow, Inc.(4)	174	83
Synopsys, Inc.(4)	309	94
	Shares	Value

Software—continued
Zoom Video Communications, Inc. Class A(4)	296	$ 32
		921

Specialty Retail—0.3%
AutoZone, Inc.(4)	89	191
DCM Holdings Co., Ltd.	6,600	50
EDION Corp.	1,500	14
EEKA Fashion Holdings Ltd.	4,000	7
Home Depot, Inc. (The)	453	124
Hornbach Holding AG & Co. KGaA	197	16
Kohnan Shoji Co. Ltd.	300	8
O’Reilly Automotive, Inc.(4)	262	166
Shimamura Co., Ltd.	600	53
Yamada Holdings Co., Ltd.	15,000	54
Zhongsheng Group Holdings Ltd.	4,500	32
		715

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	995	136
Asustek Computer, Inc.	11,000	115
Canon, Inc.	9,290	211
FUJIFILM Holdings Corp.	1,979	106
Lenovo Group Ltd.	78,000	73
Lite-On Technology Corp.	23,000	45
		686

Textiles, Apparel & Luxury Goods—0.0%
Bosideng International Holdings Ltd.	92,000	57
China Dongxiang Group Co., Ltd.	68,883	4
		61

Trading Companies & Distributors—0.1%
Ferreycorp SAA	29,398	16
Mitsui & Co., Ltd.	3,700	82
Sojitz Corp.	3,400	48
Solar A/S Class B	259	22
Sumitomo Corp.	4,200	58
		226

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,200	43
Sumitomo Warehouse Co. Ltd. (The)	1,900	28
		71

	Shares	Value

Wireless Telecommunication Services—0.2%
Axiata Group Bhd	68,800	$ 44
KDDI Corp.	6,500	206
SK Telecom Co. Ltd. Sponsored ADR	617	14
SoftBank Corp.	16,300	181
T-Mobile US, Inc.(4)	115	15
Turkcell Iletisim Hizmetleri AS(4)	33,834	33
		493

Total Common Stocks (Identified Cost $29,565)		28,919

Exchange-Traded Funds(6)—4.9%
iShares ESG Aware MSCI USA ETF	72,728	6,102
iShares MSCI USA ESG Select ETF	10,326	833
iShares Trust iShares ESG Aware MSCI EAFE ETF	53,959	3,386
iShares, Inc. iShares ESG Aware MSCI EM ETF	36,917	1,193
Total Exchange-Traded Funds (Identified Cost $13,279)		11,514

Total Long-Term Investments—60.0% (Identified Cost $152,158)		139,688

Short-Term Investments—37.1%
Money Market Mutual Fund—3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)(6)	8,301,964	8,302
Total Money Market Mutual Fund (Identified Cost $8,302)		8,302

See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Affiliated Mutual Fund—33.5%
Virtus Global Sustainability Fund Institutional Shares(6)(7)	4,326,843	$ 78,056
Total Affiliated Mutual Fund (Identified Cost $84,570)		78,056

Total Short-Term Investments (Identified Cost $92,872)		86,358

TOTAL INVESTMENTS—97.1% (Identified Cost $245,030)		$226,046
Other assets and liabilities, net—2.9%		6,768
NET ASSETS—100.0%		$232,814

Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BNP	BNP Paribas
BTP	Italian Buonie
CDX.EM	Credit Default Swap Index Emerging Markets
CDX.NA.HY	Credit Default Swap North American High Yield
CDX.NA.IG	Credit Default Swap Index North American Investment Grade
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IBEX	Spanish Stock Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $15,593 or 6.7% of net assets.
(3)	No contractual maturity date.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Affiliated Investment.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	91%
Japan	2
Cayman Islands	2
Germany	1
Netherlands	1
United Kingdom	1
Canada	1
Other	1
Total	100%
† % of total investments as of June 30, 2022.
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
BIST 30 Index Future	August 2022	94	$155	$—	$(13)
2 Year U.S. Treasury Note Future	September 2022	28	5,880	—	(24)
30 Year U.S. Treasury Bond Future	September 2022	19	2,634	—	(37)
5 Year U.S. Treasury Note Future	September 2022	155	17,399	—	(151)
E-Mini 1000 Index Future	September 2022	62	4,420	3	—
MSCI EAFE Index Future	September 2022	72	6,684	7	—
MSCI Emerging Index Future	September 2022	54	2,707	—	(24)
S&P 500 E-Mini Future	September 2022	12	2,274	30	—
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
U.S. Treasury Ultra Bond Future	September 2022	14	$2,161	$—	$(59)
				$40	$(308)
Short Contracts:
FTSE Taiwan Index Future	July 2022	5	(254)	8	—
IBEX 35 Index Future	July 2022	4	(337)	1	—
Mini Bovespa Future	August 2022	70	(267)	8	—
10 Year Euro-Bund Future	September 2022	8	(1,247)	24	—
10 Year U.K. Gilt Future	September 2022	12	(1,665)	54	—
10 Year U.S. Treasury Note Future	September 2022	98	(11,616)	45	—
10 Year Ultra U.S. Treasury Bond Future	September 2022	111	(14,139)	175	—
Australian Dollar Future	September 2022	13	(898)	12	—
British Pound Future	September 2022	40	(3,050)	75	—
Canadian Dollar Future	September 2022	14	(1,088)	—	(13)
DAX Mini Index Future	September 2022	17	(1,138)	39	—
Euro Currency Future	September 2022	30	(3,952)	52	—
Euro-BTP Future	September 2022	9	(1,161)	—	(2)
Euro-OAT Future	September 2022	9	(1,307)	26	—
FTSE Future	September 2022	3	(111)	—	(2)
FTSE Future	September 2022	4	(444)	10	—
Japanese Yen Future	September 2022	12	(1,112)	6	—
S&P Future	September 2022	3	(533)	7	—
SPI 200 Future	September 2022	3	(334)	2	—
TOPIX Index Future	September 2022	11	(1,516)	—	(42)
				544	(59)
Total				$584	$(367)

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.37(3)	Quarterly	ICE	1.000%	06/20/27	$(1,800)	$180	$128	$52	$—
CDX.NA.IG.38(4)	Quarterly	ICE	1.000%	06/21/27	(10,500)	5	(119)	124	—
Total						$185	$9	$176	$—

Centrally cleared credit default swaps - sell protection(5) outstanding as of June 30, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.38(6)		ICE	5.000%	6/21/27	$1,089	$(33)	$(11)	$—	$(22)
Total						$(33)	$(11)	$—	$(22)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.EM.38 is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
(4)	Markit CDX.NA.IG Index, is comprised of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings as published by Markit® from time to time.
See Notes to Schedule of Investments

VIRTUS GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(6)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$16,479	$—	$16,479	$—
Corporate Bonds and Notes	35,636	—	35,636	—
Mortgage-Backed Securities	21,323	—	21,323	—
U.S. Government Securities	25,815	—	25,815	—
Equity Securities:
Common Stocks	28,919	28,919	—	—(1)
Preferred Stock	2	2	—	—
Affiliated Mutual Fund	78,056	78,056	—	—
Exchange-Traded Funds	11,514	11,514	—	—
Money Market Mutual Fund	8,302	8,302	—	—
Other Financial Instruments:*
Futures Contracts	584	584	—	—
Centrally Cleared Credit Default Swap	185	—	185	—
Total Assets	226,815	127,377	99,438	—(1)
Liabilities:
Other Financial Instruments:*
Futures Contracts	(367)	(367)	—	—
Centrally Cleared Credit Default Swap	(33)	—	(33)	—
Total Liabilities	(400)	(367)	(33)	—
Total Investments	$226,415	$127,010	$99,405	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 25, 2022, AllianzGI U.S. was removed as subadviser of the Virtus Global Allocation Fund, Virtus Investment Advisers, Inc., the investment adviser of Virtus Global Allocation Fund, manages the Virtus Global Allocation Fund directly.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.